Income Taxes (Deferred Tax Assets and Deferred Tax Liabilities) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Deferred tax assets:
Loans receivable, principally due to the allowance for probable loan losses	$ 21,921	$ 12,050
Other real estate owned	1,183	2,501
Impairment charges on available-for-sale securities		1,054
Accrued expenses	81	98
Other	5,649	6,019
Total deferred tax assets	28,834	21,722
Deferred tax liabilities:
Bank premises and equipment, principally due to differences on depreciation	(12,350)	(12,478)
Net unrealized gains on available for sale investment securities	(5,679)	(508)
Impairment charges on available-for-securities	(19)
Identified intangible assets and goodwill	(13,807)	(13,649)
Other	(20,551)	(18,849)
Total deferred tax liabilities	52,406	45,484
Net deferred tax liability	$ (23,572)	$ (23,762)
U.S. Federal income tax rate (as a percent)	21.00%	21.00%	21.00%